LOCAL AND FOREIGN CURRENCY - Non-Current Assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
NON-CURRENT ASSETS
Other non-current financial assets	$ 93,316,339	$ 94,852,711
Other non-current, non-financial assets	59,412,482	59,672,266
Non-current accounts receivable	371,401	539,920
Non-current account receivables	108,021	109,318
Investments accounted for under the equity method	91,799,267	92,344,598	$ 91,489,194
Intangible assets other than goodwill	695,926,565	671,778,888	659,631,543
Goodwill	122,103,802	129,023,922	118,042,900	$ 98,325,593
Property, plant and equipment	872,388,811	798,221,259	716,379,127	$ 605,576,545
Deferred tax assets	4,323,174	2,428,333
Total Non-Current Assets	1,939,749,862	1,848,971,215	$ 1,955,120,524
United States of America, Dollars
NON-CURRENT ASSETS
Other non-current financial assets	19,030,656
Other non-current, non-financial assets	609,042	91,220
Intangible assets other than goodwill	3,959,421
Total Non-Current Assets	23,599,119	91,220
EUR
NON-CURRENT ASSETS
Property, plant and equipment	2,429,848	3,146
Total Non-Current Assets	2,429,848	3,146
UF
NON-CURRENT ASSETS
Other non-current financial assets	1,216,865	75,297,737
Other non-current, non-financial assets	17,154
Non-current accounts receivable	225,323	249,366
Property, plant and equipment	11,316,009
Total Non-Current Assets	12,775,351	75,547,103
CLP
NON-CURRENT ASSETS
Other non-current financial assets	53,832,722	3,317,778
Other non-current, non-financial assets	55,397	483,530
Non-current accounts receivable	51,752	233,773
Non-current account receivables	108,021	109,318
Investments accounted for under the equity method	49,790,788	53,869,966
Intangible assets other than goodwill	312,908,478	312,981,971
Goodwill	9,523,767	9,523,768
Property, plant and equipment	353,146,598	303,797,013
Deferred tax assets	2,592,024	2,428,333
Total Non-Current Assets	782,009,547	686,745,450
BRL
NON-CURRENT ASSETS
Other non-current financial assets	7,935,524
Other non-current, non-financial assets	55,660,553	55,060,849
Investments accounted for under the equity method	42,008,479	38,474,632
Intangible assets other than goodwill	195,313,156	177,173,694
Goodwill	72,810,771	65,920,764
Property, plant and equipment	277,936,537	229,486,365
Total Non-Current Assets	651,665,020	566,116,304
ARS
NON-CURRENT ASSETS
Other non-current financial assets	11,300,572	16,237,196
Other non-current, non-financial assets	1,338,592	2,367,042
Non-current accounts receivable	136	56,781
Intangible assets other than goodwill	5,269,949	9,075,200
Goodwill	32,193,085	46,254,831
Property, plant and equipment	140,055,748	177,219,624
Total Non-Current Assets	190,158,082	251,153,893
PGY
NON-CURRENT ASSETS
Other non-current, non-financial assets	1,731,744	1,669,625
Non-current accounts receivable	94,190
Intangible assets other than goodwill	178,475,561	172,548,023
Goodwill	7,576,179	7,324,559
Property, plant and equipment	87,504,071	87,715,111
Deferred tax assets	1,731,150
Total Non-Current Assets	$ 277,112,895	$ 269,314,099